Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 21.78	£ 14.35	£ 19.06
Dividends	£ 1,538	£ 1,013	£ 1,346
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 5.86	£ 5.62	£ 4.05
Dividends	£ 414	£ 397	£ 286
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 15.92	£ 8.73	£ 15.01
Dividends	£ 1,124	£ 616	£ 1,060